RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Summary of transactions Between Related Parties
The following transactions were carried out with related parties:

In thousands of USD	Transactions for the year			Balance outstanding
Related party	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2021	December 31, 2020
K Cybernation S.à r.l.	—	—	(3,691)	—	—
K Robolife S.à r.l.	—	—	(73,491)	—	—
Remy Robotics LLC	—	36	40	—	—
Hyundai Kia	555	80	—	283	—
Hyundai Mobis	(898)	—	—	—	—
Charge Cars Ltd	(958)	—	—	—	—
Kinetik S.à r.l.	—	(27,481)	(168,935)	—	—

As described in note 13, in 2020, Kinetik has contributed part of the shares it owned in Arrival Luxembourg S.à r.l. to Arrival Luxembourg S.à r.l. having a total nominal value of USD 13,724,000 as well as contributing USD 68,000 to the share premium of the Company without the issuance of any shares. During 2020, Kinetik provided loans to Arrival Luxembourg S.à r.l. for a total amount of USD 28,108,596 (see note 15).

Services provided to Charge Cars Ltd have been written off to the consolidated statement of profit or loss. Management is currently working with Charge Cars on a transfer pricing arrangement for the services and this would include services provided in 2021 and is expected to be finalised in 2022.

The related party transactions relate mainly to acquisition of fixed assets, acquisition of entities, contributions from the ultimate business owner and consulting services.

In thousands of USD	Transactions for the year
Key Management personnel	December 31, 2021	December 31, 2020	December 31, 2019
Wages and salaries	2,666	3,369	3,250
Social contributions	1,980	383	628
Other benefits	—	55	1
Bonus and other earnings	16,287	—	38
RSP loans	—	15,714	—
SOP expense	474	3,603	—
The analysis provided in the table above includes the compensation paid to Tim Holbrow until August 2021. Tim Holbrow was acting as interim Group CFO and at the end of August he stepped down and he was replaced by John Wozniak.
Summary of Detailed Information About Loans Executives
In October 2020, the Group has provided loans to the following executives:

Name	Nominal Amount	Fair value of December 31, 2020 (see note 10A iii)
In thousands of USD
Tim Holbrow	736	523
Avinash Rugoobur	3,681	2,614
Mike Ableson	1,841	1,200
Daniel Chin	1,227	870
Total	7,485	5,207